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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First Carolina Investors, Inc.
             -------------------------------------------------
Address:     1130 East Third Street
             -------------------------------------------------
             Charlotte, NC 28204
             -------------------------------------------------

             -------------------------------------------------

Form 13F File Number: 28-05173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        Brent D. Baird
             -------------------------------------------------
Title:       Chairman
             -------------------------------------------------
Phone:       (716) 849-1484
             -------------------------------------------------

Signature, Place, and Date of Signing:


S/ Brent D. Baird          Buffalo, New York           February 10, 2000
-------------------------  --------------------------- -----------------------
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                          ------------------

Form 13F Information Table Entry Total:           12
                                          ------------------

Form 13F Information Table Value Total:   $85,061
                                          ------------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                           FORM 13F INFORMATION TABLE


         COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  --------------   ---------   --------   ---------------------  ----------  --------  -----------------------
                                                                                                                 VOTING AUTHORITY
                                                      VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER    -----------------------
      NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
----------------------  --------------   ---------   --------   ---------------------  ----------  --------  -----------------------
Acme Elec Corp          Com              004644100       5750    1,000,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Barrister Information
Sys Corp                Com New          068659200       1467      727,400                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bell Inds Inc.          Com              078107109       3091      706,400                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Ecology & Environment
Inc.                    Cl A             278878103       2258      425,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Exolon ESK Co           Com              302101100        971       64,700                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq &
Mtg Invts               Sh Ben Int       337400105       5700    1,200,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
M&T BK Corp             Com              55261F104      51782      125,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Marine Trans Corp.      Com              567912100       1839      700,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Merchants Group Inc.    Com              588539106       2633      135,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Sizeler Property
Investors, Inc.         Sub Db Conv 8%03 830137 AA 3     2207   $2,445,000                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Tandycrafts Inc         Com              875386104       1894      606,011                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Todd Shipyards Corp
Del                     Com              889039103       5469      700,000                Sole                 X
-----------------------------------------------------------------------------------------------------------------------------------